Document and Entity Information	Nov. 05, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Securities Act File Number	001-39811
Entity Registrant Name	DOGWOOD THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4314201
Entity Address, Address Line One	44 Milton Avenue
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	866
Local Phone Number	620-8655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	DWTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001818844
Amendment Flag	false